Leases (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Interest expenses	£ 43	£ 36	£ 20
Lease payments	(178)	(112)	(258)
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	766	76	907
Additions		720
Transfer		77
Effect of modification to lease terms		(24)	(788)
Interest expenses	36	29	15
Lease payments	(178)	(112)	(105)
Exchange differences			47
Balance at ending	£ 624	£ 766	£ 76